Finance Receivables - Summary of Changes in Allowance for Credit Losses in Finance Receivables (Detail) - Finance receivables [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of financial assets [line items]
Balance at the beginning	₨ 35,975.1	$ 552.0	₨ 44,131.9	₨ 46,554.3
Allowances made during the year	255.2	3.9	5,653.5	8,600.3
Written off	(24,512.4)	(376.1)	(13,810.3)	(11,022.7)
Balance at the end	₨ 11,717.9	$ 179.8	₨ 35,975.1	₨ 44,131.9